Average Annual Total Returns - Class P2 Shares - Voya US Stock Index Portfolio	Class P2 1 Yr	Class P2 5 Yrs	Class P2 10 Yrs	Class P2 Since Inception	Class P2 Inception Date	S&P 500® Index 1 Yr		S&P 500® Index 5 Yrs		S&P 500® Index 10 Yrs		S&P 500® Index Since Inception
Total	18.23%	15.00%	13.63%		May 03, 2017	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.